Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income (loss)	$ 16,448,000	$ (43,878,000)	$ 20,943,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	27,750,000	27,703,000	22,738,000
Amortization	11,134,000	15,387,000	8,627,000
Accretion of asset retirement obligations	124,000	116,000	11,000
Asset impairment charge		86,295,000
Deferred income taxes	10,514,000	(8,110,000)	3,463,000
Loss on interest rate swap derivatives	1,898,000
Equity-based compensation expense	3,912,000	2,383,000	1,529,000
Amortization of loan origination costs	812,000	132,000
Gain on settlement	(3,035,000)
Retirement benefits, net of contributions and distributions	665,000	(4,059,000)	(2,156,000)
Excess tax benefits from share-based compensation	(428,000)
Changes in assets and liabilities from operations:
Decrease (increase) in accounts receivable	218,000	(2,082,000)	1,175,000
(Increase) decrease in other current assets	(3,503,000)	297,000	(320,000)
Changes in income taxes	99,000	3,727,000	593,000
Increase in accounts payable	1,946,000	425,000	901,000
Increase in other current liabilities	3,661,000	4,572,000	1,473,000
Net cash provided by operating activities	72,215,000	82,908,000	58,977,000
Cash flows from investing activities
Purchases of property, plant and equipment	(59,881,000)	(61,536,000)	(40,254,000)
Broadband network expansion funded by stimulus grant	(1,351,000)	(2,248,000)	(692,000)
Proceeds from disposal of managed services business	750,000
Purchase of FiberNet, net of cash acquired of $221 and working capital and other adjustments of $6,440			(162,283,000)
Change in restricted cash	2,251,000	508,000	(8,062,000)
Cash reimbursement received from broadband stimulus grant	2,251,000	508,000
Purchase of tradename asset	(333,000)
Other	(26,000)
Net cash used in investing activities	(56,339,000)	(62,768,000)	(211,291,000)
Cash flows from financing activities
Proceeds from issuance of long-term debt		310,000,000
Proceeds from issuance of revolving credit facility		30,000,000
Payment of debt issuance costs		(4,854,000)
Cash paid to NTELOS Inc. associated with the Business Separation		(315,000,000)
Payments on senior secured term loans	(2,000,000)	(500,000)
Payments on revolving credit facility	(11,478,000)	(15,000,000)
Cash dividends paid on common stock	(11,951,000)
(Payment to) borrowings from NTELOS Inc., net		(14,357,000)	153,106,000
Payments under capital lease obligations	(1,542,000)	(317,000)	(306,000)
Proceeds from employee stock purchase plan	122,000
Excess tax benefits from share-based compensation	428,000
Other		(54,000)
Net cash (used in) provided by financing activities	(26,421,000)	(10,082,000)	152,800,000
(Decrease) increase in cash	(10,545,000)	10,058,000	486,000
Cash:
Beginning of period	10,547,000	489,000	3,000
End of period	$ 2,000	$ 10,547,000	$ 489,000